Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Health Care Portfolio
March 31, 2023
VHC-NPRT1-0523
1.814639.118
Common Stocks - 98.7%
	Shares	Value ($)
Biotechnology - 17.8%
Biotechnology - 17.8%
Akero Therapeutics, Inc. (a)	69,700	2,666,722
Alnylam Pharmaceuticals, Inc. (a)	36,000	7,211,520
Ambrx Biopharma, Inc. ADR (a)	60,000	535,200
Arcellx, Inc. (a)	19,735	608,035
Arcutis Biotherapeutics, Inc. (a)	147,700	1,624,700
Argenx SE ADR (a)	71,623	26,685,297
Ascendis Pharma A/S sponsored ADR (a)	110,000	11,794,200
Avidity Biosciences, Inc. (a)	75,000	1,151,250
Beam Therapeutics, Inc. (a)	56,000	1,714,720
Blueprint Medicines Corp. (a)	140,000	6,298,600
Caris Life Sciences, Inc. (b)(c)	254,430	1,424,808
Celldex Therapeutics, Inc. (a)	104,300	3,752,714
Cerevel Therapeutics Holdings (a)	192,933	4,705,636
Cytokinetics, Inc. (a)	218,000	7,671,420
Exact Sciences Corp. (a)	60,000	4,068,600
Generation Bio Co. (a)	63,300	272,190
Janux Therapeutics, Inc. (a)	80,000	968,000
Karuna Therapeutics, Inc. (a)	40,700	7,392,748
Keros Therapeutics, Inc. (a)	84,000	3,586,800
Legend Biotech Corp. ADR (a)	263,400	12,701,148
Morphic Holding, Inc. (a)	50,000	1,882,000
Nuvalent, Inc. Class A (a)	68,967	1,799,349
Poseida Therapeutics, Inc. (a)	246,887	760,412
PTC Therapeutics, Inc. (a)	90,000	4,359,600
Regeneron Pharmaceuticals, Inc. (a)	51,000	41,905,170
Relay Therapeutics, Inc. (a)(d)	118,000	1,943,460
Repligen Corp. (a)	62,500	10,522,500
Sarepta Therapeutics, Inc. (a)	52,500	7,236,075
Scholar Rock Holding Corp. (a)	24,795	198,360
Shattuck Labs, Inc. (a)	36,553	107,466
uniQure B.V. (a)	90,000	1,812,600
Vaxcyte, Inc. (a)	145,000	5,434,600
Vertex Pharmaceuticals, Inc. (a)	34,000	10,712,380
Xencor, Inc. (a)	210,000	5,856,900
Xenon Pharmaceuticals, Inc. (a)	83,471	2,987,427
Zai Lab Ltd. (a)	1,000,000	3,332,584
Zentalis Pharmaceuticals, Inc. (a)(d)	200,000	3,440,000
		211,125,191
Health Care Equipment & Supplies - 23.1%
Health Care Equipment - 23.1%
Baxter International, Inc.	60,000	2,433,600
Boston Scientific Corp. (a)	1,530,000	76,545,900
Inspire Medical Systems, Inc. (a)	16,000	3,745,120
Insulet Corp. (a)	107,261	34,211,969
Intuitive Surgical, Inc. (a)	22,800	5,824,716
iRhythm Technologies, Inc. (a)	72,000	8,930,160
Masimo Corp. (a)	151,500	27,957,810
Nevro Corp. (a)	114,000	4,121,100
Novocure Ltd. (a)	70,808	4,258,393
Outset Medical, Inc. (a)	140,000	2,576,000
Penumbra, Inc. (a)	208,000	57,967,520
PROCEPT BioRobotics Corp. (a)	85,000	2,414,000
ResMed, Inc.	88,000	19,271,120
Stryker Corp.	57,500	16,414,525
Tandem Diabetes Care, Inc. (a)	180,000	7,309,800
		273,981,733
Health Care Providers & Services - 24.5%
Health Care Facilities - 2.3%
Acadia Healthcare Co., Inc. (a)	130,000	9,392,500
Surgery Partners, Inc. (a)	523,669	18,050,870
The Oncology Institute, Inc. (a)(b)	282,701	191,643
		27,635,013
Health Care Services - 6.3%
agilon health, Inc. (a)(d)	1,311,900	31,157,625
Cigna Group	121,500	31,046,895
CVS Health Corp.	95,000	7,059,450
LifeStance Health Group, Inc. (a)	720,000	5,349,600
		74,613,570
Managed Health Care - 15.9%
Alignment Healthcare, Inc. (a)	522,969	3,326,083
Centene Corp. (a)	500,000	31,605,000
Humana, Inc.	74,000	35,924,040
Molina Healthcare, Inc. (a)	28,000	7,489,720
UnitedHealth Group, Inc.	233,500	110,349,764
		188,694,607
TOTAL HEALTH CARE PROVIDERS & SERVICES		290,943,190
Health Care Technology - 2.3%
Health Care Technology - 2.3%
Doximity, Inc. (a)(d)	120,000	3,885,600
Evolent Health, Inc. (a)	71,200	2,310,440
Evolent Health, Inc. (b)	168,500	5,194,434
Medlive Technology Co. Ltd. (e)	500,000	691,729
Phreesia, Inc. (a)	160,000	5,166,400
Veeva Systems, Inc. Class A (a)	54,000	9,924,660
		27,173,263
Life Sciences Tools & Services - 16.1%
Life Sciences Tools & Services - 16.1%
10X Genomics, Inc. (a)	108,000	6,025,320
Bruker Corp.	175,000	13,797,000
Danaher Corp.	212,500	53,558,500
IQVIA Holdings, Inc. (a)	102,000	20,286,780
Lonza Group AG	10,000	6,019,997
Olink Holding AB ADR (a)	156,300	3,521,439
Sartorius Stedim Biotech	8,000	2,446,632
Thermo Fisher Scientific, Inc.	128,000	73,775,360
West Pharmaceutical Services, Inc.	32,800	11,364,216
		190,795,244
Personal Products - 0.3%
Personal Products - 0.3%
The Beauty Health Co. (a)(d)	100,300	1,266,789
The Beauty Health Co. (a)(b)	200,000	2,526,000
		3,792,789
Pharmaceuticals - 14.6%
Pharmaceuticals - 14.6%
Arvinas Holding Co. LLC (a)	110,000	3,005,200
AstraZeneca PLC (United Kingdom)	215,000	29,789,185
Eli Lilly & Co.	180,000	61,815,600
Enliven Therapeutics, Inc. (a)(d)	49,823	1,091,124
Merck & Co., Inc.	208,000	22,129,120
Novo Nordisk A/S Series B	77,500	12,308,657
Pharvaris BV (a)	80,000	625,600
Royalty Pharma PLC	820,000	29,544,600
UCB SA	87,500	7,823,041
Ventyx Biosciences, Inc. (a)	100,000	3,350,000
Verona Pharma PLC ADR (a)	75,927	1,524,614
		173,006,741
TOTAL COMMON STOCKS (Cost $812,901,908)		1,170,818,151

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (a)(b)(c)	13,047	664,484
Caris Life Sciences, Inc. Series D (a)(b)(c)	398,133	2,229,545
Cleerly, Inc. Series C (b)(c)	179,891	2,110,121
Element Biosciences, Inc. Series C (a)(b)(c)	72,178	1,112,985
ElevateBio LLC Series C (a)(b)(c)	31,200	92,352
Inscripta, Inc. Series E (a)(b)(c)	157,568	666,513
		6,876,000
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	45,182	400,764
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (a)(b)(c)	24,966	1,401,841
Series E1 (b)(c)	10,776	605,072
Omada Health, Inc. Series E (a)(b)(c)	281,490	912,028
Wugen, Inc. Series B (a)(b)(c)	57,585	268,922
		3,187,863
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(b)(c)	123,100	678,281
Galvanize Therapeutics Series B (b)(c)	505,495	859,342
		1,537,623
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,381,796)		12,002,250

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f)	6,242,537	6,243,785
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	32,980,575	32,983,873
TOTAL MONEY MARKET FUNDS (Cost $39,227,658)		39,227,658

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $867,511,362)	1,222,048,059
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(35,261,145)
NET ASSETS - 100.0%	1,186,786,914

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,339,135 or 1.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $691,729 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	955,966

Aledade, Inc. Series E1	5/20/22	536,800

Aristea Therapeutics, Inc. Series B	10/06/20	678,736

Asimov, Inc. Series B	10/29/21	1,209,205

Caris Life Sciences, Inc.	10/06/22	1,424,808

Caris Life Sciences, Inc. Series D	5/11/21	3,224,877

Cleerly, Inc. Series C	7/08/22	2,119,224

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	641,727

Element Biosciences, Inc. Series C	6/21/21	1,483,741

ElevateBio LLC Series C	3/09/21	130,884

Evolent Health, Inc.	3/28/23	4,886,500

Galvanize Therapeutics Series B	3/29/22	875,156

Inscripta, Inc. Series E	3/30/21	1,391,325

Omada Health, Inc. Series E	12/22/21	1,687,589

The Beauty Health Co.	12/08/20	2,000,000

The Oncology Institute, Inc.	6/28/21	2,827,010

Wugen, Inc. Series B	7/09/21	446,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	8,270,343	66,291,092	68,317,650	128,958	-	-	6,243,785	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	53,909,480	37,544,345	58,469,952	13,258	-	-	32,983,873	0.1%
Total	62,179,823	103,835,437	126,787,602	142,216	-	-	39,227,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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